PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
9.	PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES

The Group entered into several banking facilities with Standard Chartered Bank (Hong Kong) Limited (“SCB”), BOC, Guangdong Development Bank Holdings Company Limited (“GDB”), the Hong Kong and Shanghai Banking Corporation Limited (“HSBC”) and Citibank N.A. Hong Kong (“CITI”). These facilities include letters of guarantee, bank loans and irrevocable letters of credit. The banking facility with BOC also included an accounts receivable factoring agreement as disclosed in note 3.

The Group’s banking facilities contain the general clause that the banks may at any time without prior notice modify, cancel or suspend the facilities at their sole discretions including, without limitation, canceling any unutilized facilities, and declaring any outstanding amount to be immediately due and payable.

The Group’s banking facilities contain various covenants, including the Group’s consolidated net borrowing ratio not exceeding 0.25 times and the Company maintaining a tangible net worth of not less than USD160,000 (equivalent to RMB996,816 as of December 31, 2012). Other conditions include the Company’s Chief Executive Officer remaining as the single largest beneficial owner of the Company and Chairman of the Board of Directors and actively involving in the management of the Group, the Company remaining as listed in NASDAQ and retaining at least 50% equity interest in those subsidiaries which entered into the banking facilities with the banks. As of December 31, 2012, a non-financial covenant in one of the Group’s banking facilities has not been satisfied due to the disposal of subsidiaries as disclosed in note 7(a). The Group is in the process of finalizing with the relevant bank on a revised banking facility and management believes that this matter will be satisfactorily resolved.

As stipulated in the Envision Agreement and the Service Agreement (see note 7(a)), after the disposal of subsidiaries to Envision, guarantees to banking institutions among the Company’s remaining subsidiaries and the Disposal Group will be maintained for a transitional period up to December 31, 2014. As of December 31, 2012 and 2011, the aggregate credit limit of banking facilities granted solely to the Group amounted to RMB934,515 (USD150,000) and RMB1,431,862, respectively. As of December 31, 2012, the aggregate credit limit of joint banking facilities granted which can be utilized by the Group and the Disposal Group (“Joint Banking Facilities”) amounted to RMB594,975 (USD95,500). As of December 31, 2012, the aggregate credit limit of banking facilities granted solely to the Disposal Group, guaranteed by the Group (“Guaranteed Facilities For the Disposal Group”), amounted to RMB311,505 (USD50,000).

As of December 31, 2012 and 2011, the total outstanding bank borrowings of the Group amounted to RMB614,045 (USD98,561) and RMB854,234, respectively. Of which, loan of RMB312,757 (USD50,201) was borrowed under the Joint Banking Facilities and RMB43,611 (USD7,000) was secured by the pledged deposit of the Disposal Group as of December 31, 2012. The weighted average interest rate on outstanding bank borrowings of the Group as of December 31, 2012 was 2.1% (2011: 2.2%).

As of December 31, 2012, the total outstanding bank borrowings of the Disposal Group amounted to RMB443,857 (USD71,244). Of which, loan of RMB200,883 (USD32,244) was borrowed under the Joint Banking Facilities and loan of RMB242,974 (USD39,000) was borrowed under the Guaranteed Facilities For the Disposal Group.

The aggregate amount of funds secured by the Group as pledged deposits with the respective banks as of December 31, 2012 and 2011 amounted to RMB556,941 (USD89,395), and RMB431,695, respectively. Of which, RMB286,740 (USD46,025) and RMB207,900 (USD33,370) were pledged for Joint Banking Facilities and Guaranteed Facilities For the Disposal Group, respectively, as of December 31, 2012. The remaining pledged deposits were pledged for the banking facilities granted solely to the Group.

The aggregate amount of funds secured by the Disposal Group as pledged deposits with the respective banks as of December 31, 2012 amounted to RMB206,502 (USD33,146). Of which, RMB124,602 (USD20,000) was pledged for Joint Banking Facilities and RMB81,900 (USD13,146) was pledged for Guaranteed Facilities For the Disposal Group and a banking facility granted to the Group as of December 31, 2012.

As of December 31, 2012 and 2011, the aggregate amount of unutilized banking facilities (including the unutilized facility amount under the accounts receivable factoring agreement with BOC) granted solely to the Group amounted to RMB354,972 (USD56,977) and RMB318,319, respectively. As of December 31, 2012, the aggregate amount of unutilized Joint Banking Facilities amounted to RMB81,334 (USD13,055). As of December 31, 2012, the aggregate amount of unutilized Guaranteed Facilities For the Disposal Group amounted to RMB68,531 (USD11,000).